The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 84.6%

	Face Amount	Value
COMMUNICATION SERVICES — 12.7%
Alphabet
1.900%, 08/15/2040	$30,000	$ 27,785
America Movil
6.125%, 03/30/2040	35,000	50,378
AT&T
4.500%, 05/15/2035	95,000	113,544
3.650%, 09/15/2059 (A)	90,000	92,789
3.550%, 09/15/2055 (A)	395,000	407,565
Charter Communications Operating
4.800%, 03/01/2050	65,000	76,173
3.900%, 06/01/2052	10,000	10,349
3.850%, 04/01/2061	10,000	9,974
3.700%, 04/01/2051	85,000	85,881
3.500%, 06/01/2041	75,000	76,477
Comcast
4.700%, 10/15/2048	190,000	249,022
4.600%, 10/15/2038	90,000	113,148
3.400%, 04/01/2030	145,000	161,947
2.650%, 08/15/2062	10,000	9,454
Rogers Communications
5.000%, 03/15/2044	20,000	25,389
Time Warner Cable
5.875%, 11/15/2040	80,000	104,551
4.500%, 09/15/2042	40,000	45,387
T-Mobile USA
3.600%, 11/15/2060	20,000	21,173
3.300%, 02/15/2051	35,000	35,685
3.000%, 02/15/2041	40,000	40,369
Verizon Communications
3.550%, 03/22/2051	255,000	277,157
3.400%, 03/22/2041	65,000	70,152
2.987%, 10/30/2056	110,000	106,841
ViacomCBS
5.850%, 09/01/2043	120,000	167,378
4.375%, 03/15/2043	25,000	29,510
Vodafone Group
4.250%, 09/17/2050	70,000	82,661
Walt Disney
3.600%, 01/13/2051	50,000	57,773
3.500%, 05/13/2040	65,000	73,331
2.750%, 09/01/2049	55,000	54,668

		2,676,511

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
CONSUMER DISCRETIONARY — 2.7%
Amazon.com
3.100%, 05/12/2051	$70,000	$ 75,303
2.875%, 05/12/2041	40,000	42,022
General Motors
5.950%, 04/01/2049	40,000	54,721
5.150%, 04/01/2038	40,000	49,087
General Motors Financial
3.600%, 06/21/2030	25,000	27,382
Home Depot
3.350%, 04/15/2050	40,000	45,134
3.300%, 04/15/2040	65,000	72,559
3.125%, 12/15/2049	30,000	32,559
University of Southern California
3.028%, 10/01/2039	150,000	163,951

		562,718

CONSUMER STAPLES — 8.0%
7-Eleven
2.800%, 02/10/2051 (A)	20,000	19,193
2.500%, 02/10/2041 (A)	30,000	28,396
Altria Group
5.950%, 02/14/2049	65,000	84,555
3.700%, 02/04/2051	65,000	63,422
3.400%, 02/04/2041	90,000	86,948
2.450%, 02/04/2032	45,000	44,235
Anheuser-Busch
4.900%, 02/01/2046	210,000	268,961
4.700%, 02/01/2036	165,000	204,986
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	80,000	112,270
BAT Capital
4.758%, 09/06/2049	25,000	27,602
4.540%, 08/15/2047	90,000	97,096
4.390%, 08/15/2037	110,000	120,803
Coca-Cola
3.000%, 03/05/2051	50,000	54,026
2.500%, 06/01/2040	40,000	40,585
Constellation Brands
4.100%, 02/15/2048	35,000	40,677
Fomento Economico Mexicano
3.500%, 01/16/2050	35,000	37,509
Keurig Dr Pepper
5.085%, 05/25/2048	10,000	13,473
4.985%, 05/25/2038	15,000	19,321
Nestle Holdings
4.000%, 09/24/2048 (A)	20,000	24,998
3.900%, 09/24/2038 (A)	25,000	30,191

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
PepsiCo
3.625%, 03/19/2050	$40,000	$ 47,851
3.500%, 03/19/2040	50,000	57,805
Philip Morris International
4.125%, 03/04/2043	50,000	57,853
Walmart
3.950%, 06/28/2038	40,000	48,714
2.950%, 09/24/2049	50,000	54,263

		1,685,733

ENERGY — 8.9%
BP Capital Markets America
3.379%, 02/08/2061	10,000	10,385
3.060%, 06/17/2041	20,000	20,596
2.939%, 06/04/2051	100,000	97,836
Chevron USA
5.050%, 11/15/2044	50,000	68,727
4.950%, 08/15/2047	10,000	13,675
4.200%, 10/15/2049	10,000	12,566
Columbia Pipeline Group
5.800%, 06/01/2045	35,000	48,884
ConocoPhillips
6.950%, 04/15/2029	120,000	164,038
Devon Energy
5.000%, 06/15/2045	25,000	29,472
Energy Transfer
5.400%, 10/01/2047	40,000	48,169
5.150%, 03/15/2045	170,000	197,750
5.000%, 05/15/2050	20,000	23,482
4.900%, 03/15/2035	35,000	40,798
Enterprise Products Operating
4.950%, 10/15/2054	35,000	45,232
4.250%, 02/15/2048	45,000	53,079
Equinor
3.625%, 04/06/2040	40,000	45,891
Exxon Mobil
4.227%, 03/19/2040	50,000	60,974
Hess
5.600%, 02/15/2041	25,000	31,406
Kinder Morgan
5.550%, 06/01/2045	20,000	26,279
5.200%, 03/01/2048	20,000	25,584
Marathon Petroleum
4.500%, 04/01/2048	20,000	22,929
MPLX
2.650%, 08/15/2030	75,000	76,917
Phillips 66 Partners
4.900%, 10/01/2046	20,000	23,720
Qatar Petroleum
3.300%, 07/12/2051 (A)	10,000	10,362

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
Sabal Trail Transmission
4.832%, 05/01/2048 (A)	$30,000	$ 37,778
4.682%, 05/01/2038 (A)	30,000	36,860
Shell International Finance BV
4.125%, 05/11/2035	45,000	54,245
3.750%, 09/12/2046	45,000	52,081
Southern Natural Gas
4.800%, 03/15/2047 (A)	20,000	25,054
Suncor Energy
3.750%, 03/04/2051	50,000	55,338
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	35,000	40,124
TotalEnergies Capital International
3.127%, 05/29/2050	65,000	67,797
2.986%, 06/29/2041	25,000	26,203
TransCanada PipeLines
4.750%, 05/15/2038	85,000	104,944
Williams
6.300%, 04/15/2040	50,000	69,242
5.750%, 06/24/2044	55,000	74,414
2.600%, 03/15/2031	45,000	46,282

		1,889,113

FINANCIALS — 12.6%
AIA Group
3.200%, 09/16/2040 (A)	55,000	57,274
American International Group
4.500%, 07/16/2044	120,000	149,807
4.375%, 06/30/2050	55,000	69,367
Bank of America
3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2042	170,000	182,950
2.972%, VAR United States Secured Overnight Financing Rate+1.560%, 07/21/2052	105,000	105,913
2.687%, VAR United States Secured Overnight Financing Rate+1.320%, 04/22/2032	130,000	135,712
Bank of America MTN
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	10,000	12,086
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	30,000	29,575
Berkshire Hathaway Finance
4.200%, 08/15/2048	60,000	75,529
Blackstone Holdings Finance
2.000%, 01/30/2032 (A)	20,000	19,871
CI Financial
4.100%, 06/15/2051	40,000	42,215
Citigroup
4.650%, 07/23/2048	35,000	46,308

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	$40,000	$ 46,536
2.561%, VAR United States Secured Overnight Financing Rate+1.167%, 05/01/2032	65,000	67,142
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	30,000	33,630
Global Atlantic Finance
3.125%, 06/15/2031 (A)	25,000	25,579
Goldman Sachs Group
5.150%, 05/22/2045	40,000	53,803
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	100,000	118,568
1.992%, VAR United States Secured Overnight Financing Rate+1.090%, 01/27/2032	25,000	24,598
Goldman Sachs Group MTN
4.800%, 07/08/2044	65,000	85,672
JPMorgan Chase
3.328%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2052	150,000	162,858
3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/2041	100,000	106,278
1.953%, VAR United States Secured Overnight Financing Rate+1.065%, 02/04/2032	95,000	93,679
Liberty Mutual Group
3.951%, 10/15/2050 (A)	55,000	62,247
MetLife
4.721%, 12/15/2044	40,000	53,013
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	40,000	46,128
Morgan Stanley
3.217%, VAR United States Secured Overnight Financing Rate+1.485%, 04/22/2042	105,000	112,784
Morgan Stanley MTN
2.802%, VAR United States Secured Overnight Financing Rate+1.430%, 01/25/2052	100,000	99,097
2.239%, VAR United States Secured Overnight Financing Rate+1.178%, 07/21/2032	50,000	50,352
Prudential Financial MTN
5.750%, 07/15/2033	10,000	13,481
3.700%, 03/13/2051	40,000	46,699
UBS MTN
4.500%, 06/26/2048 (A)	20,000	26,843
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate+4.502%, 04/04/2051	65,000	90,430
4.900%, 11/17/2045	25,000	32,507
4.400%, 06/14/2046	175,000	213,361
2.572%, VAR United States Secured Overnight Financing Rate+1.262%, 02/11/2031	50,000	52,131
Willis North America
5.050%, 09/15/2048	5,000	6,626

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
3.875%, 09/15/2049	$6,000	$ 6,829

		2,657,478

HEALTH CARE — 9.6%
Abbott Laboratories
4.900%, 11/30/2046	25,000	35,029
4.750%, 11/30/2036	30,000	39,443
AbbVie
4.250%, 11/21/2049	140,000	171,459
4.050%, 11/21/2039	115,000	135,398
Amgen
3.375%, 02/21/2050	45,000	49,010
3.150%, 02/21/2040	55,000	58,773
Anthem
3.600%, 03/15/2051	40,000	45,208
AstraZeneca
4.375%, 08/17/2048	20,000	26,402
BayCare Health System
3.831%, 11/15/2050	10,000	12,405
Baylor Scott & White Holdings
2.839%, 11/15/2050	15,000	15,460
Biogen
3.150%, 05/01/2050	20,000	19,919
Boston Scientific
4.700%, 03/01/2049	30,000	39,307
4.550%, 03/01/2039	40,000	49,571
Bristol-Myers Squibb
2.550%, 11/13/2050	65,000	63,282
2.350%, 11/13/2040	15,000	14,731
Cigna
3.400%, 03/15/2051	55,000	59,266
3.200%, 03/15/2040	55,000	58,588
CVS Health
5.050%, 03/25/2048	155,000	206,327
4.780%, 03/25/2038	10,000	12,528
3.250%, 08/15/2029	80,000	87,915
2.700%, 08/21/2040	70,000	69,663
DH Europe Finance II Sarl
3.400%, 11/15/2049	10,000	11,210
3.250%, 11/15/2039	30,000	32,790
Gilead Sciences
4.600%, 09/01/2035	30,000	37,528
4.500%, 02/01/2045	20,000	24,990
HCA
3.500%, 07/15/2051	55,000	56,730
Humana
2.150%, 02/03/2032	20,000	20,063
Kaiser Foundation Hospitals
3.266%, 11/01/2049	20,000	22,296
3.002%, 06/01/2051	45,000	47,609

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
2.810%, 06/01/2041	$35,000	$ 36,643
Merck
2.350%, 06/24/2040	30,000	29,771
New York and Presbyterian Hospital
2.606%, 08/01/2060	10,000	9,527
2.256%, 08/01/2040	15,000	14,393
Northwell Healthcare
4.260%, 11/01/2047	10,000	12,186
Novartis Capital
2.750%, 08/14/2050	80,000	83,611
Pfizer
2.700%, 05/28/2050	20,000	20,383
2.550%, 05/28/2040	40,000	40,884
Sutter Health
3.361%, 08/15/2050	20,000	21,772
UnitedHealth Group
3.250%, 05/15/2051	130,000	143,262
3.050%, 05/15/2041	90,000	96,339

		2,031,671

INDUSTRIALS — 9.4%
Boeing
5.930%, 05/01/2060	45,000	62,193
5.805%, 05/01/2050	130,000	176,306
5.705%, 05/01/2040	180,000	233,651
3.625%, 02/01/2031	45,000	49,036
Burlington Northern Santa Fe
4.150%, 04/01/2045	110,000	135,312
Canadian Pacific Railway
6.125%, 09/15/2115	50,000	79,623
Carrier Global
3.577%, 04/05/2050	30,000	33,334
3.377%, 04/05/2040	25,000	26,939
Caterpillar
4.750%, 05/15/2064	30,000	44,366
GE Capital International Funding Unlimited Co
4.418%, 11/15/2035	405,000	496,301
General Dynamics
2.850%, 06/01/2041	10,000	10,531
General Electric
4.250%, 05/01/2040	80,000	95,373
Lockheed Martin
4.500%, 05/15/2036	40,000	51,157
Norfolk Southern
3.155%, 05/15/2055	80,000	83,080
Northrop Grumman
4.030%, 10/15/2047	100,000	120,918
Raytheon Technologies
4.500%, 06/01/2042	170,000	217,292

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
Union Pacific
3.799%, 10/01/2051	$70,000	$ 81,906

		1,997,318

INFORMATION TECHNOLOGY — 6.7%
Apple
3.850%, 05/04/2043	10,000	12,004
2.650%, 02/08/2051	110,000	109,559
2.375%, 02/08/2041	250,000	245,811
Broadcom
3.750%, 02/15/2051 (A)	10,000	10,552
3.500%, 02/15/2041 (A)	30,000	31,088
Deutsche Telekom
3.625%, 01/21/2050 (A)	20,000	21,637
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	40,000	60,427
Intel
3.734%, 12/08/2047	55,000	63,217
Microsoft
3.450%, 08/08/2036	45,000	53,139
3.041%, 03/17/2062	70,000	76,558
2.921%, 03/17/2052	220,000	236,867
NVIDIA
3.500%, 04/01/2040	15,000	17,171
3.500%, 04/01/2050	10,000	11,534
Oracle
3.950%, 03/25/2051	145,000	161,055
3.650%, 03/25/2041	100,000	108,136
salesforce.com
3.050%, 07/15/2061	20,000	20,791
2.900%, 07/15/2051	45,000	46,111
2.700%, 07/15/2041	40,000	40,883
Visa
2.700%, 04/15/2040	90,000	94,099

		1,420,639

MATERIALS — 2.5%
International Flavors & Fragrances
5.000%, 09/26/2048	5,000	6,670
3.468%, 12/01/2050 (A)	65,000	70,663
3.268%, 11/15/2040 (A)	40,000	42,573
LYB International Finance III
4.200%, 05/01/2050	90,000	106,535
3.625%, 04/01/2051	10,000	11,047
3.375%, 10/01/2040	40,000	42,714
Martin Marietta Materials
3.200%, 07/15/2051	15,000	15,334

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
Minera Mexico
4.500%, 01/26/2050 (A)	$55,000	$ 61,635
Newmont
5.875%, 04/01/2035	120,000	163,429

		520,600

REAL ESTATE — 1.1%
Agree
2.600%, 06/15/2033	40,000	40,530
American Homes 4 Rent
3.375%, 07/15/2051	5,000	5,167
Regency Centers
4.650%, 03/15/2049	50,000	62,117
Simon Property Group
2.200%, 02/01/2031	25,000	25,102
Spirit Realty
2.700%, 02/15/2032	100,000	101,146

		234,062

UTILITIES — 10.4%
AEP Texas
3.450%, 01/15/2050	45,000	47,867
AEP Transmission
3.650%, 04/01/2050	25,000	29,443
AES
2.450%, 01/15/2031 (A)	50,000	50,500
Ameren Illinois
4.500%, 03/15/2049	45,000	59,292
American Water Capital
3.450%, 05/01/2050	40,000	44,426
Arizona Public Service
3.500%, 12/01/2049	15,000	16,814
Baltimore Gas and Electric
2.900%, 06/15/2050	35,000	35,901
Berkshire Hathaway Energy
4.250%, 10/15/2050	25,000	31,216
Commonwealth Edison
3.000%, 03/01/2050	55,000	57,752
Consumers Energy
2.500%, 05/01/2060	30,000	28,072
Dominion Energy
3.375%, 04/01/2030	50,000	55,404
Duke Energy Carolinas
4.000%, 09/30/2042	60,000	71,960
Duke Energy Florida
6.350%, 09/15/2037	60,000	89,673
Duke Energy Ohio
4.300%, 02/01/2049	70,000	89,214

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
Emera US Finance
4.750%, 06/15/2046	$35,000	$ 42,409
Entergy
3.750%, 06/15/2050	35,000	39,408
Entergy Arkansas
2.650%, 06/15/2051	35,000	34,320
Entergy Louisiana
3.100%, 06/15/2041	50,000	54,009
Eversource Energy
3.450%, 01/15/2050	20,000	21,773
Exelon
4.950%, 06/15/2035	50,000	62,914
Exelon Generation
5.600%, 06/15/2042	55,000	66,097
Florida Power & Light
4.125%, 02/01/2042	50,000	62,385
Georgia Power
3.700%, 01/30/2050	40,000	44,752
MidAmerican Energy
3.150%, 04/15/2050	30,000	32,379
Monongahela Power
5.400%, 12/15/2043 (A)	45,000	60,573
NiSource
4.375%, 05/15/2047	30,000	36,661
Northern States Power
2.900%, 03/01/2050	40,000	41,941
Oglethorpe Power
5.375%, 11/01/2040	65,000	83,414
3.750%, 08/01/2050	65,000	70,984
Oncor Electric Delivery
7.250%, 01/15/2033	65,000	97,318
5.300%, 06/01/2042	65,000	91,564
3.700%, 05/15/2050	80,000	95,699
Pacific Gas and Electric
4.200%, 06/01/2041	30,000	29,298
3.500%, 08/01/2050	50,000	44,680
PacifiCorp
3.300%, 03/15/2051	40,000	43,562
Potomac Electric Power
4.150%, 03/15/2043	35,000	43,133
PPL Electric Utilities
3.000%, 10/01/2049	45,000	48,078
Public Service of Colorado
6.250%, 09/01/2037	50,000	74,570
2.700%, 01/15/2051	45,000	46,322
San Diego Gas & Electric
3.320%, 04/15/2050	10,000	10,927
Sempra Energy
4.000%, 02/01/2048	20,000	22,949
3.800%, 02/01/2038	30,000	34,056
Southern California Edison
3.650%, 02/01/2050	60,000	61,123

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
Tucson Electric Power
4.000%, 06/15/2050	$5,000	$ 6,073

		2,210,905

TOTAL CORPORATE OBLIGATIONS
(Cost $16,991) ($ Thousands)		17,886,748

MUNICIPAL BONDS — 4.8%

	Face Amount	Value
CALIFORNIA — 2.3%
Bay Area, Toll Authority, RB
6.263%, 04/01/2049	100,000	164,362
California State, GO
7.550%, 04/01/2039	100,000	173,533
Regents of the University of California Medical Center Pooled Revenue, Ser H, GO
6.548%, 05/15/2048	100,000	158,805

		496,700

NEW YORK — 0.7%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	100,000	137,402

TEXAS — 1.8%
Dallas County, Hospital District, Ser C, GO
5.621%, 08/15/2044	50,000	71,702
North Texas, Tollway Authority, RB
6.718%, 01/01/2049	100,000	170,069
Texas State, GO
5.517%, 04/01/2039	100,000	146,835

		388,606

TOTAL MUNICIPAL BONDS
(Cost $977) ($ Thousands)		1,022,708

U.S. TREASURY OBLIGATIONS — 4.3%

	Face Amount	Value
U.S. Treasury Bonds
2.250%, 05/15/2041	45,000	48,277
1.875%, 02/15/2051	600,000	595,031

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

	Face Amount	Value
U.S. Treasury Note
1.625%, 05/15/2031	$255,000	$ 264,044

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $861) ($ Thousands)		907,352

SOVEREIGN DEBT — 3.3%

	Face Amount	Value
Chile Government International Bond
3.500%, 01/25/2050	55,000	57,963
Mexico Government International Bond
5.750%, 10/12/2110	65,000	78,139
5.000%, 04/27/2051	120,000	137,398
4.280%, 08/14/2041	15,000	15,858
3.250%, 04/16/2030	50,000	51,931
Panama Government International Bond
4.500%, 04/16/2050	65,000	73,964
3.870%, 07/23/2060	40,000	41,309
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	15,000	15,204
Peruvian Government International Bond
3.550%, 03/10/2051	15,000	14,944
2.844%, 06/20/2030	25,000	25,513
Philippine Government International Bond
3.200%, 07/06/2046	60,000	61,162
2.950%, 05/05/2045	25,000	24,541
Republic of Italy Government International Bond
3.875%, 05/06/2051	20,000	22,688
Uruguay Government International Bond
5.100%, 06/18/2050	50,000	65,475

TOTAL SOVEREIGN DEBT
(Cost $669) ($ Thousands)		686,089

TOTAL INVESTMENTS— 97.0%
(Cost $19,498) ($ Thousands)		$ 20,502,897

Percentages are based on Net Assets of $21,138,191.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2021, the value of these securities amounted to $1,343 ($ Thousands), representing 6.4% of the Net Assets of the Fund.

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

VAR — Variable Rate

USD — U.S. Dollar

As of July 31, 2021, all of the Fund’s investments were considered level 2, in accordance with ASC-820.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investment companies are valued at Net Asset Value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2021, there were no securities valued in accordance with the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

If Legal & General Investment Management America, Inc. (the “Adviser”), the investment adviser of the Fund, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles; the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Advisors’ Inner Circle Fund III	Legal & General Investment Management
Long Duration U.S. Credit Fund
July 31, 2021 (Unaudited)

The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended July 31, 2021, there were no changes to the Fund’s fair value methodologies.

LGI-QH-001-0100